UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
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Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Master Fund, Ltd.
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Address:   c/o Codan Trust Company (B.V.I.) Ltd.
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           Romasco Place, Wickhams Cay 1
           P.O. Box 3140
           Road Town, Tortola
           British Virgin Islands VG1110
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
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Title:     Director
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Phone:     (212) 812-3100
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Signature, Place, and Date of Signing:

  /s/Brian J. Higgins             New York, New York        February 17, 2009
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     [Signature]                     [City, State]               [Date]

Effective on January 1, 2009, the portfolio securities of King Street Capital, Ltd. were transferred to King Street Capital Master Fund, Ltd. (the "Master Fund"). As a result, starting with this filing, the Master Fund instead of King Street Capital, Ltd. will file a Form 13F-NT (relating to the Form 13F-HR for King Street Capital Management, L.P.).

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
        reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting For this Manager:


Form 13F File Number        Name

28-10356                    King Street Capital Management, L.P.